UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 28, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-SANN-0414
1.833865.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.0033%	$ 1,000.00	$ 1,032.10	$ .02
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.4	0.3
0.01 - 0.99%	3.9	3.0
1 - 1.99%	0.1	0.0
2 - 2.99%	5.9	4.0
3 - 3.99%	29.9	29.2
4 - 4.99%	27.1	27.1
5 - 5.99%	11.4	11.6
6 - 6.99%	4.3	4.1
7% and above	0.6	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	5.7	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	4.4	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 101.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities)†† (1.3)%
* Futures and Swaps	(1.8)%	** Futures and Swaps	(2.0)%

†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.1%
	Principal Amount	Value
Fannie Mae - 54.8%
1.75% 10/1/34 (c)	$ 39,686	$ 41,044
1.85% 10/1/33 (c)	22,400	23,252
1.88% 1/1/35 (c)	28,664	29,823
1.88% 1/1/35 (c)	1,921,109	1,998,723
1.885% 2/1/33 (c)	16,312	16,951
1.91% 12/1/34 (c)	343,024	357,301
1.91% 3/1/35 (c)	264,041	274,944
1.929% 10/1/33 (c)	161,899	167,516
1.94% 7/1/35 (c)	122,841	128,213
2.05% 3/1/35 (c)	54,420	56,078
2.115% 12/1/34 (c)	98,468	103,568
2.23% 7/1/34 (c)	189,777	199,447
2.261% 9/1/36 (c)	428,432	455,745
2.272% 1/1/35 (c)	1,385,015	1,459,028
2.303% 6/1/36 (c)	232,787	244,835
2.332% 3/1/35 (c)	465,695	493,882
2.335% 9/1/35 (c)	651,118	690,386
2.337% 9/1/36 (c)	775,043	824,452
2.344% 3/1/33 (c)	742,713	784,296
2.344% 5/1/36 (c)	955,259	1,002,669
2.403% 5/1/35 (c)	1,633,801	1,734,703
2.421% 10/1/33 (c)	666,163	705,927
2.421% 6/1/47 (c)	745,571	784,058
2.486% 11/1/36 (c)	678,431	721,681
2.5% 5/1/27 to 2/1/43	472,100,907	471,251,928
2.5% 3/1/29 (a)	76,800,000	77,183,992
2.5% 3/1/44 (a)	14,800,000	13,759,374
2.516% 7/1/35 (c)	818,280	869,719
2.536% 6/1/42 (c)	2,304,901	2,380,964
2.576% 7/1/34 (c)	1,434,477	1,525,925
2.588% 5/1/36 (c)	1,336,992	1,422,225
2.655% 9/1/37 (c)	158,381	168,478
2.733% 6/1/36 (c)	2,365,769	2,508,763
2.949% 11/1/40 (c)	1,447,802	1,521,819
2.959% 9/1/41 (c)	1,675,334	1,759,269
2.965% 8/1/41 (c)	10,923,993	11,473,989
3% 3/1/29 (a)	2,100,000	2,173,336
3% 4/1/32 to 1/1/44	1,084,622,603	1,054,895,835
3% 3/1/44 (a)	85,400,000	82,940,600
3% 3/1/44 (a)	23,800,000	23,114,593
3% 3/1/44 (a)	88,600,000	86,048,444
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 3/1/44 (a)	$ 86,600,000	$ 84,106,041
3.093% 10/1/41 (c)	859,710	904,446
3.165% 3/1/42 (c)	66,208,899	69,367,725
3.224% 7/1/41 (c)	2,592,744	2,728,371
3.345% 10/1/41 (c)	1,498,717	1,587,479
3.374% 9/1/41 (c)	2,544,086	2,689,729
3.49% 3/1/40 (c)	3,971,803	4,167,085
3.5% 1/1/34 to 11/1/43	538,739,425	547,560,655
3.5% 3/1/44 (a)	48,000,000	48,651,403
3.5% 3/1/44 (a)	107,600,000	109,060,229
3.5% 3/1/44 (a)	107,600,000	109,060,229
3.5% 3/1/44 (a)	48,100,000	48,752,760
3.509% 12/1/39 (c)	3,058,780	3,215,341
3.55% 7/1/41 (c)	2,750,465	2,920,956
4% 9/1/24 to 6/1/43	753,778,395	792,951,593
4% 3/1/44 (a)	306,700,000	321,412,031
4% 3/1/44 (a)	173,800,000	182,136,977
4% 3/1/44 (a)	54,800,000	57,428,690
4% 3/1/44 (a)	85,400,000	89,496,536
4% 3/1/44 (a)	77,800,000	81,531,973
4.5% 4/1/21 to 10/1/41	357,801,351	385,199,249
4.5% 3/1/44 (a)	78,300,000	84,095,476
4.5% 3/1/44 (a)	78,300,000	84,095,476
5% 3/1/18 to 1/1/40	152,832,457	166,974,068
5.209% 7/1/37 (c)	445,950	479,814
5.5% 12/1/17 to 6/1/40	255,423,893	282,972,582
5.565% 8/1/46 (c)	182,844	196,728
6% 2/1/17 to 1/1/42	128,051,951	142,709,177
6.19% 3/1/37 (c)	129,219	137,114
6.268% 4/1/37 (c)	732,473	762,112
6.5% 4/1/14 to 4/1/37	20,222,041	22,301,410
7% 3/1/15 to 7/1/37	11,602,180	13,414,812
7.5% 10/1/15 to 2/1/32	4,828,378	5,673,843
8% 12/1/17 to 3/1/37	80,270	95,700
8.5% 1/1/15 to 7/1/31	58,860	65,958
9.5% 4/1/16 to 2/1/25	199,687	226,563
12.5% 3/1/16	52	54
		5,597,428,160
Freddie Mac - 22.3%
1.5% 8/1/37 (c)	191,793	196,279
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
1.82% 3/1/35 (c)	$ 681,019	$ 700,086
1.95% 3/1/37 (c)	185,738	194,120
1.954% 1/1/36 (c)	478,144	502,054
1.982% 12/1/35 (c)	1,439,585	1,501,796
2.022% 3/1/36 (c)	1,172,551	1,227,589
2.022% 2/1/37 (c)	968,039	1,012,143
2.05% 6/1/37 (c)	158,966	166,467
2.095% 8/1/37 (c)	472,044	498,873
2.121% 5/1/37 (c)	379,462	395,761
2.14% 11/1/35 (c)	1,181,412	1,251,247
2.167% 6/1/33 (c)	1,611,802	1,692,192
2.287% 3/1/36 (c)	1,803,355	1,903,230
2.316% 10/1/35 (c)	1,301,812	1,372,863
2.362% 10/1/36 (c)	2,222,604	2,348,534
2.375% 5/1/37 (c)	402,017	426,177
2.385% 6/1/37 (c)	167,572	177,765
2.405% 6/1/33 (c)	5,047,579	5,340,520
2.415% 6/1/37 (c)	1,510,214	1,606,490
2.418% 4/1/37 (c)	497,474	523,633
2.451% 6/1/37 (c)	322,330	341,632
2.492% 4/1/35 (c)	43,372	46,137
2.5% 5/1/28 to 8/1/28 (h)	95,686,842	96,323,455
2.549% 3/1/35 (c)	7,317,172	7,783,642
2.595% 4/1/37 (c)	43,011	45,753
2.614% 4/1/36 (c)	1,412,172	1,502,198
2.67% 6/1/36 (c)	407,938	433,944
2.795% 7/1/36 (c)	693,049	737,231
2.825% 12/1/36 (c)	1,683,362	1,790,676
2.877% 3/1/33 (c)	34,639	36,847
3% 8/1/42 to 7/1/43	353,718,005	343,363,902
3.064% 10/1/35 (c)	297,778	316,761
3.082% 9/1/41 (c)	14,373,998	15,096,226
3.23% 4/1/41 (c)	1,616,965	1,706,379
3.249% 9/1/41 (c)	1,549,472	1,634,172
3.281% 6/1/41 (c)	2,059,347	2,177,151
3.464% 5/1/41 (c)	1,717,245	1,823,943
3.5% 1/1/26 to 10/1/43 (b)	623,727,306	631,704,496
3.622% 6/1/41 (c)	2,697,985	2,872,257
3.695% 5/1/41 (c)	2,527,662	2,688,495
4% 4/1/40 to 5/1/42	335,276,416	351,169,031
4.5% 6/1/25 to 10/1/41	331,165,930	356,406,456
5% 6/1/20 to 4/1/41	185,632,558	203,459,754
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.135% 4/1/38 (c)	$ 2,478,028	$ 2,666,203
5.5% 10/1/17 to 4/1/41	118,080,308	130,337,896
6% 7/1/16 to 12/1/37	22,589,130	25,144,603
6.5% 8/1/14 to 9/1/39	46,540,676	52,135,718
7% 6/1/21 to 9/1/36	11,225,141	13,022,615
7.5% 7/1/14 to 6/1/32	326,766	368,590
8% 7/1/16 to 1/1/37	391,776	468,659
8.5% 5/1/17 to 9/1/29	316,190	378,960
9% 5/1/17 to 10/1/20	2,455	2,663
9.5% 5/1/21 to 7/1/21	4,973	5,579
10% 11/15/18 to 8/1/21	1,960	2,206
11% 8/1/15 to 9/1/20	10,887	11,485
12% 7/1/15	122	127
12.5% 6/1/19	42	45
		2,271,043,706
Ginnie Mae - 21.0%
3% 8/20/42 to 6/15/43	61,286,456	60,890,696
3.5% 11/15/40 to 2/20/44	356,742,876	367,855,464
3.5% 3/1/44 (a)	160,700,000	165,445,680
4% 2/15/39 to 8/15/43	217,015,834	230,604,917
4% 3/1/44 (a)	8,400,000	8,907,938
4% 3/1/44 (a)	8,700,000	9,226,079
4% 3/1/44 (a)	122,800,000	130,206,387
4.497% 1/20/62 (g)	12,020,896	13,179,194
4.5% 6/20/33 to 8/15/41	431,553,652	469,753,512
4.5% 3/1/44 (a)	21,900,000	23,763,909
4.564% 11/20/61 (g)	14,044,557	15,374,661
4.751% 12/20/60 (g)	31,625,277	34,371,458
4.814% 1/20/61 (g)	41,094,530	44,839,968
5% 12/15/32 to 9/15/41	292,392,237	323,290,643
5% 3/1/44 (a)	24,200,000	26,595,422
5.294% 5/20/60 (g)	33,401,520	37,011,857
5.5% 4/15/29 to 9/15/39	33,047,900	36,955,863
5.513% 2/20/60 (g)	24,940,621	27,815,576
6% 4/15/28 to 11/15/39	83,990,729	96,379,738
6.5% 3/20/31 to 10/15/38	3,157,467	3,632,184
7% 6/15/22 to 3/15/33	10,042,631	11,835,190
7.5% 1/15/17 to 9/15/31	4,805,558	5,633,107
8% 8/15/16 to 11/15/29	1,782,733	2,102,361
8.5% 4/15/17 to 1/15/31	254,691	306,784
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
9% 8/15/19 to 1/15/23	$ 16,366	$ 18,794
9.5% 12/15/20 to 2/15/25	8,560	9,856
10.5% 3/20/16 to 1/20/18	31,744	35,250
11% 7/20/14 to 9/20/19	10,730	12,179
		2,146,054,667
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,938,167,058)		10,014,526,533
Collateralized Mortgage Obligations - 9.3%

U.S. Government Agency - 9.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9555% 2/25/32 (c)	245,592	249,225
Series 2002-39 Class FD, 1.1545% 3/18/32 (c)	384,558	392,138
Series 2002-60 Class FV, 1.1555% 4/25/32 (c)	512,286	524,180
Series 2002-63 Class FN, 1.1555% 10/25/32 (c)	691,938	707,108
Series 2002-7 Class FC, 0.9055% 1/25/32 (c)	262,650	267,734
Series 2002-94 Class FB, 0.5555% 1/25/18 (c)	570,876	573,407
Series 2003-118 Class S, 7.9445% 12/25/33 (c)(d)(f)	8,041,445	1,684,880
Series 2006-104 Class GI, 6.5245% 11/25/36 (c)(d)(f)	5,987,771	1,253,384
Series 2006-33 Class CF, 0.4555% 5/25/36 (c)	5,209,186	5,213,713
Series 2007-57 Class FA, 0.3855% 6/25/37 (c)	6,357,449	6,348,014
Series 2008-76 Class EF, 0.6555% 9/25/23 (c)	4,591,985	4,611,180
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	378,846	418,204
Series 1993-207 Class H, 6.5% 11/25/23	5,087,082	5,744,548
Series 1994-23 Class PZ, 6% 2/25/24	13,272,734	14,689,327
Series 1996-28 Class PK, 6.5% 7/25/25	1,662,247	1,874,695
Series 1999-17 Class PG, 6% 4/25/29	4,304,876	4,731,566
Series 1999-32 Class PL, 6% 7/25/29	3,594,416	3,960,600
Series 1999-33 Class PK, 6% 7/25/29	2,087,271	2,301,478
Series 2001-52 Class YZ, 6.5% 10/25/31	243,139	272,432
Series 2003-28 Class KG, 5.5% 4/25/23	2,996,428	3,291,839
Series 2004-21 Class QE, 4.5% 11/25/32	655,539	676,810
Series 2005-102 Class CO, 11/25/35 (e)	2,234,074	2,045,101
Series 2005-73 Class SA, 17.1457% 8/25/35 (c)(f)	1,710,972	2,065,895
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2005-81 Class PC, 5.5% 9/25/35	$ 2,150,000	$ 2,451,533
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,897,281
Series 2006-12 Class BO, 10/25/35 (e)	9,565,160	9,112,887
Series 2006-37 Class OW, 5/25/36 (e)	1,402,965	1,249,194
Series 2006-45 Class OP, 6/25/36 (e)	3,109,106	2,717,268
Series 2006-62 Class KP, 4/25/36 (e)	4,286,859	3,657,020
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	847,252	993,733
Series 1999-25 Class Z, 6% 6/25/29	3,162,002	3,584,544
Series 2001-20 Class Z, 6% 5/25/31	4,110,173	4,523,436
Series 2001-31 Class ZC, 6.5% 7/25/31	2,208,770	2,518,459
Series 2002-16 Class ZD, 6.5% 4/25/32	1,169,233	1,322,646
Series 2002-74 Class SV, 7.3945% 11/25/32 (c)(d)	4,675,338	916,451
Series 2002-79 Class Z, 5.5% 11/25/22	5,957,212	6,557,552
Series 2010-50 Class FA, 0.5055% 1/25/24 (c)	995,712	995,958
Series 1993-165 Class SH, 19.36% 9/25/23 (c)(f)	189,397	247,872
Series 2003-21 Class SK, 7.9445% 3/25/33 (c)(d)(f)	714,796	180,874
Series 2003-35 Class TQ, 7.3445% 5/25/18 (c)(d)(f)	507,837	51,024
Series 2003-42 Class SJ, 6.8945% 11/25/22 (c)(d)(f)	122,465	2,146
Series 2005-72 Class ZC, 5.5% 8/25/35	21,035,833	23,436,886
Series 2007-57 Class SA, 39.687% 6/25/37 (c)(f)	1,903,121	3,571,651
Series 2007-66:
Class FB, 0.5555% 7/25/37 (c)	7,577,239	7,619,321
Class SA, 38.667% 7/25/37 (c)(f)	2,902,543	5,709,586
Class SB, 38.667% 7/25/37 (c)(f)	1,262,873	2,372,936
Series 2008-12 Class SG, 6.1945% 3/25/38 (c)(d)(f)	18,348,476	2,579,458
Series 2009-114 Class AI, 5% 12/25/23 (d)	5,155,213	339,888
Series 2009-16 Class SA, 6.0945% 3/25/24 (c)(d)(f)	4,358,436	301,841
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	2,582,253	185,513
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	2,205,764	186,204
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	3,262,426	275,103
Series 2010-112 Class SG, 6.2045% 6/25/21 (c)(d)(f)	3,085,352	279,565
Series 2010-12 Class AI, 5% 12/25/18 (d)	9,610,532	748,247
Series 2010-135 Class LS, 5.8945% 12/25/40 (c)(d)(f)	15,849,927	2,813,877
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	14,907,814	2,529,650
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	2,204,688	169,357
Series 2010-23:
Class AI, 5% 12/25/18 (d)	4,304,118	307,382
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23: - continued
Class HI, 4.5% 10/25/18 (d)	$ 2,674,993	$ 194,311
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	8,852,373	619,422
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	6,917,463	682,944
Series 2011-39 Class ZA, 6% 11/25/32	10,248,644	11,496,806
Series 2011-67 Class AI, 4% 7/25/26 (d)	4,784,984	549,631
Series 2011-83 Class DI, 6% 9/25/26 (d)	8,627,462	1,346,930
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 7/1/18 (d)	1,612,917	120,335
Class 5, 5.5% 8/1/33 (d)	2,405,049	386,317
Series 343 Class 16, 5.5% 5/1/34 (d)	1,895,379	323,071
Series 348 Class 14, 6.5% 8/1/34 (c)(d)	1,332,644	267,794
Series 351:
Class 12, 5.5% 4/1/34 (c)(d)	923,803	162,862
Class 13, 6% 3/1/34 (d)	1,208,461	220,497
Series 359 Class 19, 6% 7/1/35 (d)	958,314	159,341
Series 384 Class 6, 5% 7/25/37 (d)	11,700,692	1,929,710
Freddie Mac:
floater:
Series 2412 Class FK, 0.9545% 1/15/32 (c)	194,344	197,058
Series 2423 Class FA, 1.0545% 3/15/32 (c)	299,959	305,639
Series 2424 Class FM, 1.1545% 3/15/32 (c)	382,068	390,389
Series 2432:
Class FE, 1.0545% 6/15/31 (c)	495,818	505,326
Class FG, 1.0545% 3/15/32 (c)	175,447	178,616
floater planned amortization class Series 3153 Class FX, 0.5045% 5/15/36 (c)	11,017,001	11,026,392
floater target amortization class Series 3366 Class FD, 0.4045% 5/15/37 (c)	12,730,555	12,715,246
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	7,543,213	6,853,405
Series 2095 Class PE, 6% 11/15/28	4,414,135	4,874,691
Series 2101 Class PD, 6% 11/15/28	387,660	425,923
Series 2121 Class MG, 6% 2/15/29	1,869,624	2,057,882
Series 2131 Class BG, 6% 3/15/29	12,597,806	13,900,656
Series 2137 Class PG, 6% 3/15/29	1,875,122	2,064,910
Series 2154 Class PT, 6% 5/15/29	2,994,319	3,293,066
Series 2162 Class PH, 6% 6/15/29	754,978	829,262
Series 2425 Class JH, 6% 3/15/17	640,789	676,194
Series 2520 Class BE, 6% 11/15/32	4,280,554	4,711,626
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 2585 Class KS, 7.4455% 3/15/23 (c)(d)(f)	$ 332,186	$ 52,995
Series 2590 Class YR, 5.5% 9/15/32 (d)	22,525	392
Series 2802 Class OB, 6% 5/15/34	9,308,238	10,379,949
Series 2937 Class KC, 4.5% 2/15/20	14,439,965	15,336,596
Series 2962 Class BE, 4.5% 4/15/20	13,286,301	14,184,341
Series 3002 Class NE, 5% 7/15/35	8,863,266	9,729,329
Series 3110 Class OP, 9/15/35 (e)	5,480,781	5,176,705
Series 3119 Class PO, 2/15/36 (e)	7,926,149	6,749,291
Series 3121 Class KO, 3/15/36 (e)	1,813,854	1,592,953
Series 3123 Class LO, 3/15/36 (e)	4,916,323	4,152,984
Series 3145 Class GO, 4/15/36 (e)	4,491,752	4,078,839
Series 3189 Class PD, 6% 7/15/36	7,610,000	8,788,462
Series 3225 Class EO, 10/15/36 (e)	3,334,035	2,891,083
Series 3258 Class PM, 5.5% 12/15/36	4,895,980	5,445,214
Series 3415 Class PC, 5% 12/15/37	4,985,903	5,365,639
Series 3786 Class HI, 4% 3/15/38 (d)	13,071,566	2,126,443
Series 3806 Class UP, 4.5% 2/15/41	23,944,654	25,753,028
Series 3832 Class PE, 5% 3/15/41	11,935,000	12,878,245
sequential payer:
Series 2135 Class JE, 6% 3/15/29	853,289	938,507
Series 2274 Class ZM, 6.5% 1/15/31	895,624	1,014,663
Series 2281 Class ZB, 6% 3/15/30	2,472,569	2,715,615
Series 2303 Class ZV, 6% 4/15/31	940,747	1,038,738
Series 2357 Class ZB, 6.5% 9/15/31	6,905,527	7,803,364
Series 2502 Class ZC, 6% 9/15/32	2,125,944	2,351,048
Series 2519 Class ZD, 5.5% 11/15/32	4,100,751	4,468,026
Series 2546 Class MJ, 5.5% 3/15/23	1,957,550	2,106,785
Series 2601 Class TB, 5.5% 4/15/23	869,000	958,079
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,230,563
Series 3859 Class JB, 5% 5/15/41	34,232,187	37,345,868
Series 2013-4281 Class AI, 4% 12/15/28	55,596,728	6,921,526
Series 2844:
Class SC, 45.7958% 8/15/24 (c)(f)	125,399	233,551
Class SD, 84.4415% 8/15/24 (c)(f)	184,485	471,935
Series 2947 Class XZ, 6% 3/15/35	9,304,145	10,234,624
Series 3055 Class CS, 6.4355% 10/15/35 (c)(d)	4,987,042	814,645
Series 3244 Class SG, 6.5055% 11/15/36 (c)(d)(f)	9,840,668	1,795,427
Series 3274 Class SM, 6.2755% 2/15/37 (c)(d)	6,173,427	887,078
Series 3284 Class CI, 5.9655% 3/15/37 (c)(d)	25,164,735	4,080,668
Series 3287 Class SD, 6.5955% 3/15/37 (c)(d)(f)	16,029,092	3,368,225
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3297 Class BI, 6.6055% 4/15/37 (c)(d)(f)	$ 23,240,485	$ 4,402,961
Series 3336 Class LI, 6.4255% 6/15/37 (c)(d)	10,004,806	1,434,710
Series 3772 Class BI, 4.5% 10/15/18 (d)	10,054,279	689,902
Series 3949 Class MK, 4.5% 10/15/34	7,832,261	8,437,143
Series 4181 Class LA, 3% 3/15/37	20,615,134	21,151,090
target amortization class Series 2156 Class TC, 6.25% 5/15/29	2,603,948	2,857,767
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0545% 2/15/24 (c)	948,058	961,086
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1,923,485	2,118,667
Series 2056 Class Z, 6% 5/15/28	3,218,155	3,547,262
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5355% 6/16/37 (c)(d)(f)	4,621,733	803,953
Series 2010-H03 Class FA, 0.7085% 3/20/60 (c)(g)	41,282,061	41,127,914
Series 2010-H17 Class FA, 0.4885% 7/20/60 (c)(g)	4,764,081	4,698,460
Series 2010-H18 Class AF, 0.4683% 9/20/60 (c)(g)	5,165,966	5,098,106
Series 2010-H19 Class FG, 0.4683% 8/20/60 (c)(g)	6,639,885	6,554,676
Series 2010-H27 Series FA, 0.5483% 12/20/60 (c)(g)	10,552,311	10,448,688
Series 2011-H05 Class FA, 0.6683% 12/20/60 (c)(g)	17,445,741	17,374,615
Series 2011-H07 Class FA, 0.6683% 2/20/61 (c)(g)	31,715,533	31,588,766
Series 2011-H12 Class FA, 0.6583% 2/20/61 (c)(g)	43,614,176	43,420,223
Series 2011-H13 Class FA, 0.6683% 4/20/61 (c)(g)	17,255,642	17,186,964
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (c)(g)	19,649,490	19,561,990
Class FC, 0.6683% 5/20/61 (c)(g)	18,512,566	18,434,406
Series 2011-H17 Class FA, 0.6983% 6/20/61 (c)(g)	24,326,333	24,261,430
Series 2011-H21 Class FA, 0.7683% 10/20/61 (c)(g)	27,060,969	27,062,132
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H01 Class FA, 0.8683% 11/20/61 (c)(g)	$ 22,679,737	$ 22,777,169
Series 2012-H03 Class FA, 0.8683% 1/20/62 (c)(g)	13,845,949	13,906,401
Series 2012-H06 Class FA, 0.7983% 1/20/62 (c)(g)	21,459,052	21,487,078
Series 2012-H07 Class FA, 0.7983% 3/20/62 (c)(g)	12,745,527	12,758,412
Series 2012-H26, Class CA, 0.6983% 7/20/60 (c)(g)	47,698,671	47,603,750
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	3,933,824	4,371,833
Series 1997-8 Class PE, 7.5% 5/16/27	1,554,840	1,837,116
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	9,692,552	1,915,495
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	12,576,947	14,199,209
Series 2004-32 Class GS, 6.3455% 5/16/34 (c)(d)(f)	2,329,257	446,720
Series 2004-73 Class AL, 7.0455% 8/17/34 (c)(d)(f)	2,601,278	501,449
Series 2007-35 Class SC, 6/16/37 (c)(f)	200,265	372,237
Series 2008-60 Class SH, 5.9955% 7/16/38 (c)(d)(f)	6,229,936	1,034,011
Series 2010-H10 Class FA, 0.4885% 5/20/60 (c)(g)	14,053,093	13,860,256
Series 2012-76 Class GS, 6.5455% 6/16/42 (c)(d)(f)	9,809,634	1,686,139
Series 2012-97 Class JS, 6.0955% 8/16/42 (c)(d)(f)	30,434,806	4,965,965
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $937,111,383)		950,177,627
Commercial Mortgage Securities - 2.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (c)	30,560,961	30,505,401
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	117,670,000	117,126,200
Series K034 Class A2, 3.531% 7/25/23	58,530,000	60,472,845
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $205,109,690)		208,104,446
Cash Equivalents - 10.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $1,017,350,000)	$ 1,017,354,601	$ 1,017,350,000
TOTAL INVESTMENT PORTFOLIO - 119.4% (Cost $12,097,738,131)		12,190,158,606
NET OTHER ASSETS (LIABILITIES) - (19.4)%		(1,983,602,502)
NET ASSETS - 100%		$ 10,206,556,104
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 3/1/44	$ (23,800,000)	(23,114,593)
3% 3/1/44	(23,800,000)	(23,114,593)
3.5% 3/1/44	(107,600,000)	(109,060,229)
3.5% 3/1/44	(107,600,000)	(109,060,229)
3.5% 3/1/44	(170,800,000)	(173,117,911)
4% 3/1/44	(113,900,000)	(119,363,646)
4% 3/1/44	(54,800,000)	(57,428,690)
4% 3/1/44	(54,800,000)	(57,428,690)
4% 3/1/44	(13,000,000)	(13,623,594)
4% 3/1/44	(122,800,000)	(128,690,569)
4.5% 3/1/44	(59,600,000)	(64,011,371)
4.5% 3/1/44	(18,700,000)	(20,084,105)
4.5% 3/1/44	(78,300,000)	(84,095,476)
TOTAL TBA SALE COMMITMENTS (Proceeds $977,310,641)		$ (982,193,696)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid) (2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2016	$ 1,969,000	3-month LIBOR	0.75%	$ (1,350)	$ 0	$ (1,350)
CME	Jun. 2019	73,671,000	3-month LIBOR	2%	(328,650)	0	(328,650)
CME	Jun. 2024	115,650,000	3-month LIBOR	3%	(1,250,600)	0	(1,250,600)
CME	Jun. 2044	10,579,000	3.75%	3-month LIBOR	277,610	0	277,610
TOTAL INTEREST RATE SWAPS					$ (1,302,990)	$ 0	$ (1,302,990)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,882,343.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $207,404.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,017,350,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 34,439,680
Citibank NA	198,728,922
Credit Agricole CIB New York Branch	334,701,343
ING Financial Markets LLC	41,837,668
Mizuho Securities USA, Inc.	248,659,250
Morgan Stanley & Co., Inc.	29,286,367
Wells Fargo Securities LLC	129,696,770
$ 1,017,350,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 277,610	$ (1,580,600)
Total Value of Derivatives	$ 277,610	$ (1,580,600)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including repurchase agreements of $1,017,350,000) - See accompanying schedule: Unaffiliated issuers (cost $12,097,738,131)		$ 12,190,158,606
Cash		2,304
Receivable for investments sold, regular delivery		82,634,934
Receivable for TBA sale commitments		977,310,641
Interest receivable		31,350,128
Receivable for daily variation margin for derivative instruments		252,771
Other receivables		656,584
Total assets		13,282,365,968

Liabilities
Payable for investments purchased Regular delivery	$ 147,651,318
Delayed delivery	1,945,199,069
TBA sale commitments, at value	982,193,696
Distributions payable	6,962
Other payables and accrued expenses	758,819
Total liabilities		3,075,809,864

Net Assets		$ 10,206,556,104
Net Assets consist of:
Paid in capital		$ 10,120,321,674
Net unrealized appreciation (depreciation) on investments		86,234,430
Net Assets, for 95,277,871 shares outstanding		$ 10,206,556,104
Net Asset Value, offering price and redemption price per share ($10,206,556,104 ÷ 95,277,871 shares)		$ 107.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2014

Investment Income
Interest		$ 153,294,502

Expenses
Custodian fees and expenses	$ 179,722
Independent directors' compensation	22,570
Miscellaneous	623
Total expenses before reductions	202,915
Expense reductions	(33,174)	169,741
Net investment income (loss)		153,124,761
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,439,119)
Swaps	719,278
Total net realized gain (loss)		(13,719,841)
Change in net unrealized appreciation (depreciation) on: Investment securities	240,296,811
Swaps	(5,578,648)
Delayed delivery commitments	(1,081,497)
Total change in net unrealized appreciation (depreciation)		233,636,666
Net gain (loss)		219,916,825
Net increase (decrease) in net assets resulting from operations		$ 373,041,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 153,124,761	$ 293,264,477
Net realized gain (loss)	(13,719,841)	(60,436,726)
Change in net unrealized appreciation (depreciation)	233,636,666	(559,816,392)
Net increase (decrease) in net assets resulting from operations	373,041,586	(326,988,641)
Distributions to partners from net investment income	(143,061,214)	(289,945,022)
Affiliated share transactions Proceeds from sales of shares	-	1,834,097,038
Reinvestment of distributions	143,019,207	289,759,524
Cost of shares redeemed	(3,930,506,851)	(3,397,623,488)
Net increase (decrease) in net assets resulting from share transactions	(3,787,487,644)	(1,273,766,926)
Total increase (decrease) in net assets	(3,557,507,272)	(1,890,700,589)

Net Assets
Beginning of period	13,764,063,376	15,654,763,965
End of period	$ 10,206,556,104	$ 13,764,063,376
Other Affiliated Information Shares
Sold	-	16,774,059
Issued in reinvestment of distributions	1,341,106	2,674,304
Redeemed	(36,964,765)	(31,058,253)
Net increase (decrease)	(35,623,659)	(11,609,890)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 105.15	$ 109.85	$ 108.12	$ 106.08	$ 101.91	$ 98.16
Income from Investment Operations
Net investment income (loss) D	1.475	2.166	3.030	3.338	3.969	5.250
Net realized and unrealized gain (loss)	1.882	(4.725)	1.827	2.093	4.170	3.744
Total from investment operations	3.357	(2.559)	4.857	5.431	8.139	8.994
Distributions to partners from net investment income	(1.387)	(2.141)	(3.127)	(3.391)	(3.969)	(5.244)
Net asset value, end of period	$ 107.12	$ 105.15	$ 109.85	$ 108.12	$ 106.08	$ 101.91
Total Return B, C	3.21%	(2.37)%	4.56%	5.24%	8.15%	9.40%
Ratios to Average Net Assets F
Expenses before reductions	-% A, E	-% E	-% E	-% E	-% E	.01%
Expenses net of fee waivers, if any	-% A, E	-% E	-% E	-% E	-% E	.01%
Expenses net of all reductions	-% A, E	-% E	-% E	-% E	-% E	.01%
Net investment income (loss)	2.80% A	2.00%	2.79%	3.16%	3.83%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,206,556	$ 13,764,063	$ 15,654,764	$ 12,859,562	$ 7,028,267	$ 7,759,569
Portfolio turnover rate	336% A	435%	451%	634% G	596%	568%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Fidelity® Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 188,318,148
Gross unrealized depreciation	(95,834,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ 92,483,628

Tax Cost	$ 12,097,674,978

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment

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2. Significant Accounting Policies - continued

Repurchase Agreements - continued

companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ 719,278	$ (5,578,648)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation

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Notes to Financial Statements - continued

3. Derivative Instruments - continued

Swaps - continued

margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $22,570.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10,604.

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6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 28, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 16, 2014

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FIMM and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

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Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

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Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014